Subordinated liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Subordinated liabilities
Schedule of subordinated liabilities

	2023	2022
	£m	£m
Dated loan capital	5,573	5,968
Undated loan capital	22	173
Preference shares	119	119
	5,714	6,260

Schedule of issuances and redemptions